OPERATING EXPENSES - Disclosure of Compensation to Employees and Directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Directors fees	$ 511	$ 511	$ 465
Wages and salaries	15,659	14,838	15,247
Stock option expense	(1,422)	11,247	4,700
Social security costs	1,711	2,001	1,130
Pension costs	1,054	1,040	772
Other staff related costs	379	257	128
Total compensation to employees and directors	$ 17,892	$ 29,894	$ 22,442